Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 2,201	$ 650
Prepaid expenses and other accounts receivable	981	130
Total current assets	3,182	780
NON-CURRENT ASSETS
Intangible Asset - in process R&D	6,437
Goodwill	1,731
Property and equipment	95	123
Total non-current assets	8,263	123
Total assets	11,445	903
CURRENT LIABILITIES
Loan from bank	355	293
Loans from related parties		860
Trade payables	1,915	568
Accounts payable	251	605
Convertible loan		1,512
Conversion and redemption component of convertible loan and warrants		5,061
Deferred tax liability	1,674
Total current liabilities	4,195	8,899
Total liabilities	4,195	8,899
EQUITY
Preferred shares value
Common shares, CHF 0.05 par value, 4,797,505 and 2,960,745 registered shares and outstanding at December 31, 2025 and 2024, respectively	291	184
Additional Paid-in Capital	93,691	69,505
Foreign currency translation reserve	(1,845)	(1,094)
Accumulated deficit	(84,891)	(76,591)
Total equity	7,250	(7,996)
Total liabilities and shareholders’ equity	11,445	903
Preferred Participation Certificates
EQUITY
Preferred shares value	$ 4